Schedule Of Delinquent Participant Contributions (Tables)	12 Months Ended
Dec. 31, 2024
EPB 005 [Member]
Employee Benefit Plan, Schedule of Delinquent Participant Contribution [Line Items]
Schedule of Delinquent Participant Contributions

Participant Contributions Transferred Late to Plan		Total that Constitute Nonexempt Prohibited Transactions
Year	Check Here if Late Participant Loan Repayments are Included:	Contributions Not Corrected	Contributions Corrected Outside VFCP(2)	Contributions Pending Correction in VFCP(2)	Total Fully Corrected Under VFCP(3) and PTE(3) 2002-51
2024	x	$-	$4,281 (1)	$-	$-

(1) Represents delinquent participant contributions and loan repayment for one particular instance for a certain pay group in 2024. The Company remitted the delinquent contributions to the Plan on June 9, 2025 and lost earnings on June 11, 2025.
(2) Voluntary Fiduciary Correction Program

(3) Prohibited Transaction Exemption